Cash and Cash Equivalent- Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and cash equivalent on consolidated statement of financial position	S/ 900,168	S/ 950,701	S/ 807,214
Bank overdrafts			(119)
Balances per consolidated statement of cash flows	S/ 900,168	S/ 950,701	S/ 807,095	S/ 626,060